Leases - Information related to lease payments and lease liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Liabilities arising from financing activities, beginning balance		$ 28,569	$ 25,725
Lease interest		104	126	$ 23
Foreign currency translation effects		1,064	(101)
Liabilities arising from financing activities, ending balance		35,937	28,569	25,725
Current leases, presented within current Finance debt	[1]	1,186	1,148
Noncurrent Leases	[1]	3,220	3,191
Lease liabilities [member]
Lease liabilities [abstract]
Liabilities arising from financing activities, beginning balance		4,339	4,660
New leases, Including remeasurements and cancelations		1,349	861
Gross lease payments		(1,415)	(1,280)
Lease interest		102	144
Lease down-payments		(1,312)	(1,136)
Foreign currency translation effects		31	(47)
Liabilities arising from financing activities, ending balance		$ 4,406	$ 4,339	$ 4,660

[1]	* Lease liabilities are separated from the line item Finance debt and 2019 is reclassified.